Pensions And Postretirement Benefit Plans (Schedule Of Change In The Funded Status Of The Pension And Post-Retirement Plans) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Pension Benefits [Member]	Dec. 31, 2010 Pension Benefits [Member]	Dec. 31, 2009 Pension Benefits [Member]	Dec. 31, 2011 Other Benefits [Member]	Dec. 31, 2010 Other Benefits [Member]	Dec. 31, 2009 Other Benefits [Member]
Schedule of Change in the Funded Status of the Pension and Post-Retirement Plans
Benefit obligation at beginning of year					$ 215.9	$ 201.9		$ 12.8	$ 13.6
Service cost	0.9	0.8			3.3	3.1	2.8	0.2	0.2	0.2
Interest cost	2.8	2.9			11.1	11.4	10.8	0.6	0.7	0.8
Plan participants' contributions					0.2	0.2		0	0
Actuarial losses (gains)					20.2	12.9		(0.5)	(0.5)
Settlements					(0.8)	(2.4)		0	0
Curtailments					0	(1.1)		0	0
Currency translation					(0.3)	(0.7)		0	0
Benefits paid					(10.2)	(9.4)		(0.5)	(1.2)
Benefit obligation at end of year					239.5	215.9	201.9	12.5	12.8	13.6
Fair value of plan assets at beginning of year	146.6	141.6			141.6	132.8		0	0
Actual return on plan assets					0.1	14.3		0	0
Employer contribution					15.9	6.3		0.5	1.2
Settlements					(0.8)	(2.4)		0	0
Currency translation					(0.2)	(0.2)		0	0
Fair value of plan assets at end of year					146.6	141.6	132.8	0	0	0
Funded status of the plan					(92.9)	(74.3)		(12.5)	(12.8)
Noncurrent assets					0.3	0.9		0	0
Current liabilities					0.7	0.6		1.0	1.3
Noncurrent liabilities	104.8		104.1	86.1	92.5	74.6		11.5	11.5
Benefit obligation					231.5	208.1
Fair value of plan assets					138.3	132.9
Accumulated benefit obligation					224.1	201.6
Fair value of plan assets with accumulated benefit obligation					$ 138.3	$ 132.9